Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	May 31, 2018 CNY (¥)
Debt Instrument [Line Items]
Short term loan from bank								¥ 5,000
Drew down of debt		¥ 5,000	$ 767	¥ 4,630		¥ 3,000
Debt instrument, fixed interest rate		5.00%					5.00%	3.60%
Short-term borrowings		¥ 7,370		¥ 2,370			$ 1,130
Repayable of debt		34,695	5,317
Two Third-Party Individuals
Debt Instrument [Line Items]
Short-term borrowings		¥ 2,370					$ 363
China Merchants Bank [Member] | Two Year Loan Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									¥ 33,000
Debt instrument, fixed interest rate		4.28%		4.28%			4.28%
Proceeds from lines of credit		¥ 18,208	2,790	¥ 14,720
Line of credit facility, annual principal payment		1,780	273	1,500	$ 230
SPD Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	¥ 80,000
Proceeds from lines of credit						¥ 77,455
Line of credit facility, current borrowing capacity	¥ 10,000
Effective interest rate	6.50%
Line of credit facility, remaining borrowing capacity	¥ 70,000
Effective interest rate	7.00%
Line of credit facility, annual principal payment		¥ 30,489	$ 4,637	¥ 46,966
SPD Silicon Valley Bank [Member] | Accounts Receivable [Member]
Debt Instrument [Line Items]
Debt instrument, collateral amount	¥ 34,807
Zhongguancun Technology Leasing Co LTD [Member] | Three Year Financing Agreement [Member] | Machinery And Laboratory Equipment [Member]
Debt Instrument [Line Items]
Debt instrument, fixed interest rate										5.80%
Debt instrument, collateral amount										¥ 32,405